Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income		$ 26,491	$ 14,000	$ 556
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization		19,138	19,862	15,871
Stock-based compensation		1,405	1,942	1,983
Accretion of discount on Series B Debentures		171	194	52
Capital gain from sale of property and equipment		(40)
Amortization of premium and accrued interest on marketable securities				509
Net changes in operating assets and liabilities
Trade receivables, net and unbilled receivables		10,514	(7,588)	(5,253)
Other operating assets		6,726	509	3,688
Deferred tax liabilities, net		(6,441)	(1,567)	(8,840)
Trade payables		(1,476)	(1,870)	(1,388)
Other operating liabilities		6,667	(174)	858
Deferred revenues		2,747	2,349	1,249
Accrued severance pay, net		255	43	(37)
Net cash provided by operating activities		66,157	27,700	9,248
Cash flows from investing activities:
Purchase of property and equipment		(11,474)	(1,914)	(2,622)
Proceeds from sale of property and equipment		834
Capitalized software development costs		(5,665)	(5,160)	(5,567)
Net cash paid for acquisitions (b)		(1,554)	(18,507)	(100,381)
Investment in lease deposit		(1,119)
Investment in restricted deposit on account of future acquisition (Note 19)		(22,890)
Proceeds from sales of marketable securities				35,369
Net cash used in investing activities		(41,868)	(25,581)	(73,201)
Cash flows from financing activities:
Proceeds from employee stock options exercised		780	895	2,453
Repayment of loans		(4)	(237)	(56)
Issuance of Series B Debentures, net	[1]			78,229
Repayment of Series B Debentures		(9,898)
Distribution of dividend		(11,009)	(9,978)	(9,851)
Payments of contingent considerations		(374)	(61)	(766)
Dividend to non-controlling interest		(149)	(47)
Net cash provided by (used in) financing activities		(20,654)	(9,428)	70,009
Effect of exchange rate changes on cash		(1,968)	470	4,503
Increase (decrease) in cash, and cash equivalents		1,667	(6,839)	10,559
Cash, cash equivalents at beginning of year		64,628	71,467	60,908
Cash and cash equivalents at end of year		66,295	64,628	71,467
Supplemental cash flow activities:
Interest paid, net		2,481	2,067	713
Income taxes		6,397	2,853	2,705
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding cash and cash equivalents)		317	2,317	4,816
Other long-term assets		(412)	(186)	(1,336)
Other long-term liabilities		200	3,766	16,599
Goodwill and other intangible assets		(1,659)	(24,404)	(120,460)
Net cash paid for acquisitions, total		(1,554)	(18,507)	(100,381)
(c) Non-cash transactions:
Disposal of property			(155)
Net lease liabilities arising from obtaining right-of-use assets		19,125
Property and equipment purchase incurred but unpaid at period end		$ 315	$ 76	$ 247

[1]	Net of $956 of debt discount and issuance costs